SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Equity [Abstract]
Number of options, beginning balance	20,313	21,146	9,480
Weighted average exercise price,beginning balance	$ 54.23	$ 53.04	$ 78.05
Granted		833	13,749
Weighted average exercise price, granted			$ 42.04
Cancelled	(3,333)	(833)	(2,083)
Weighted average exercise price, cancelled	$ 59.94	$ 42.62	$ 69.38
Granted		(833)	(13,749)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	16,980	20,313	21,146
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 53.11	$ 54.23	$ 53.04
Exercisable	16,980	20,313
Weighted average exercise price, exercisable	$ 53.11	$ 54.23